UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: (811-03386 )

Exact name of registrant as specified in charter: Putnam Health Sciences Trust

Address of principal executive offices: One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President
One Post Office Square
Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq.
Ropes & Gray LLP
One International Place
Boston, Massachusetts 02110

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end: August 31

Date of reporting period: November 30, 2006

Item 1. Schedule of Investments:

Putnam Health Sciences Trust

The fund's portfolio
11/30/06 (Unaudited)

COMMON STOCKS (99.8%)(a)
	Shares	Value

Biotechnology (20.3%)
Amgen, Inc. (NON)	2,258,700	$160,367,700
Amylin Pharmaceuticals, Inc. (NON) (S)	607,400	24,296,000
Basilea Pharmaceutical 144A (Switzerland) (NON)	45,000	7,777,963
Biogen Idec, Inc. (NON)	1,242,500	64,933,050
Genentech, Inc. (NON)	1,417,500	115,880,625
Genzyme Corp. (NON)	604,500	38,929,800
Idenix Pharmaceuticals, Inc. (NON) (S)	611,035	5,743,729
MedImmune, Inc. (NON) (S)	1,527,500	49,933,975
Neurocrine Biosciences, Inc. (NON) (S)	231,600	2,139,984
		470,002,826

Health Care Services (15.9%)
Cardinal Health, Inc.	924,960	59,770,915
Caremark Rx, Inc. (S)	647,700	30,636,210
Charles River Laboratories International, Inc. (NON)
(S)	471,400	19,680,950
CIGNA Corp.	274,900	34,651,145
Community Health Systems, Inc. (NON)	747,600	26,166,000
Coventry Health Care, Inc. (NON)	545,400	26,250,102
Express Scripts, Inc. (NON)	67,400	4,596,680
Health Management Associates, Inc. Class A (S)	1,250,000	25,625,000
Medco Health Solutions, Inc. (NON)	460,900	23,141,789
Omnicare, Inc. (S)	580,500	23,040,045
Triad Hospitals, Inc. (NON) (S)	666,400	28,335,328
WellPoint, Inc. (NON)	901,100	68,186,237
		370,080,401

Medical Technology (18.6%)
Baxter International, Inc.	925,100	41,388,974
Becton, Dickinson and Co.	641,000	45,972,520
Boston Scientific Corp. (NON)	4,008,400	63,412,888
Edwards Lifesciences Corp. (NON) (S)	124,535	5,708,684
Hospira, Inc. (NON)	1,072,400	35,174,720
Medtronic, Inc. (S)	2,138,400	111,474,792
Nobel Biocare Holding AG (Switzerland)	166,350	45,280,323
St. Jude Medical, Inc. (NON)	1,512,000	56,352,240
Synthes, Inc. (Switzerland)	233,200	27,416,035
		432,181,176

Pharmaceuticals (45.0%)
Abbott Laboratories (S)	1,237,500	57,741,750
Astellas Pharma, Inc. (Japan)	1,142,000	49,926,732
Barr Pharmaceuticals, Inc. (NON)	889,900	45,456,092
Cephalon, Inc. (NON) (S)	230,700	17,270,202
Daiichi Sankyo Co., Ltd. (Japan)	1,740,000	53,519,959
Eli Lilly Co.	1,435,600	76,933,804
GlaxoSmithKline PLC ADR (United Kingdom)	1,372,700	72,931,551
Johnson & Johnson	2,199,900	144,995,409
Mylan Laboratories, Inc. (S)	1,722,000	34,939,380
Novartis AG (Switzerland)	1,764,800	103,155,461
Ono Pharmaceutical Co., Ltd. (Japan)	256,200	13,082,271
Pfizer, Inc.	3,939,000	108,283,110
Roche Holding AG (Switzerland)	734,222	132,727,633
Teva Pharmaceutical Industries, Ltd. ADR (Israel)	1,007,600	32,303,656
Wyeth (S)	2,115,400	102,131,511
		1,045,398,521

Total common stocks (cost $1,648,329,627)		$2,317,662,924

SHORT-TERM INVESTMENTS (7.0%)(a)
	Principal
	amount/shares	Value

Short-term investments held as collateral for loaned
securities with yields ranging from 5.27% to 5.44% and
due dates ranging from December 1, 2006 to
January 19, 2007 (d)	$160,084,003	$159,765,498
Putnam Prime Money Market Fund (e)	3,488,565	3,488,565

Total short-term investments (cost $163,254,063)		$163,254,063

TOTAL INVESTMENTS

Total investments (cost $1,811,583,690) (b)		$2,480,916,987

FORWARD CURRENCY CONTRACTS TO BUY at 11/30/06 (aggregate face value $152,500,978) (Unaudited)
				Unrealized
		Aggregate	Delivery	appreciation/
	Value	face value	date	(depreciation)

Australian Dollar	$8,125,944	$7,674,948	1/17/07	$450,996
British Pound	64,874,301	62,137,232	12/20/06	2,737,069
Canadian Dollar	6,367,359	6,488,212	1/17/07	(120,853)
Danish Krone	12,226,860	11,845,267	12/20/06	381,593
Euro	53,192,975	51,687,524	12/20/06	1,505,451
Swiss Franc	13,138,563	12,667,795	12/20/06	470,768

Total				$5,425,024

FORWARD CURRENCY CONTRACTS TO SELL at 11/30/06 (aggregate face value $246,007,547) (Unaudited)

		Aggregate	Delivery	Unrealized
	Value	face value	date	(depreciation)

Euro	$10,990,874	$10,690,798	12/20/06	$(300,076)
Japanese Yen	42,276,449	41,923,544	2/21/07	(352,905)
Swiss Franc	198,075,267	193,393,205	12/20/06	(4,682,062)

Total				$(5,335,043)

NOTES

(a) Percentages indicated are based on net assets of $2,321,409,602.

(b) The aggregate identified cost on a tax basis is $1,847,634,176, resulting in gross unrealized appreciation and depreciation of $715,512,261 and $82,229,450, respectively, or net unrealized appreciation of $633,282,811.

(NON) Non-income-producing security.

(d) The fund may lend securities, through its agents, to qualified borrowers in order to earn additional income. The loans are collateralized by cash and/or securities in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agents; the fund will bear the risk of loss with respect to the investment of the cash collateral. Income from securities lending is included in investment income on the statement of operations. At November 30, 2006 the value of securities loaned amounted to $155,190,931. The fund received cash collateral of $159,765,498 which is pooled with collateral of other Putnam funds into 48 issues of high-grade, short-term investments.

(e) The fund invests in Putnam Prime Money Market Fund, an open-end management investment company managed by Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, an indirect wholly-owned subsidiary of Putnam, LLC. Investments in Putnam Prime Money Market Fund are valued at its closing net asset value each business day. Management fees paid by the fund are reduced by an amount equal to the management and administrative fees paid by Putnam Prime Money Market Fund with respect to assets invested by the fund in Putnam Prime Money Market Fund. Income distributions earned by the fund totaled $138,097 for the period ended November 30, 2006. During the period ended November 30, 2006, cost of purchases and proceeds of sales of investments in Putnam Prime Money Market Fund aggregated $80,948,055 and $86,703,152, respectively.

(S) Securities on loan, in part or in entirety, at November 30, 2006.

144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

ADR after the name of a foreign holding stands for American Depository Receipts representing ownership of foreign securities on deposit with a custodian bank.

Distribution of investments by country of issue at November 30, 2006: (as a percentage of Portfolio Value)

Israel	1.4%
Japan	5.0
Switzerland	13.6
United Kingdom	3.2
United States	76.8

Total	100.0%

Security valuation Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported -- as in the case of some securities traded over-the-counter -- a security is valued at its last reported bid price. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors, including movements in the U.S. securities markets. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent.

At November 30, 2006, fair value pricing was used for certain foreign securities in the portfolio.

Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. Certain investments, including certain restricted securities, are also valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security at a given point in time and does not reflect an actual market price, which may be different by a material amount.

Forward currency contracts The fund may buy and sell forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used to protect against a decline in value relative to the U.S. dollar of the currencies in which its portfolio securities are denominated or quoted (or an increase in the value of a currency in which securities a fund intends to buy are denominated, when a fund holds cash reserves and short term investments). The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value is recorded as an unrealized gain or loss. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position. Risks may exceed amounts recognized on the statement of assets and liabilities. Forward currency contracts outstanding at period end, if any, are listed after the fund’s portfolio.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Health Sciences Trust

By (Signature and Title):

/s/ Janet C. Smith
Janet C. Smith
Principal Accounting Officer
Date: January 26, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Charles E. Porter
Charles E. Porter
Principal Executive Officer
Date: January 26, 2007

By (Signature and Title):

/s/ Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer
Date: January 26, 2007